PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 18,143,600	$ 19,381,239
Less: Accumulated depreciation	(13,696,537)	(13,824,063)
Construction- in-progress
Property, plant and equipment, net	4,447,063	5,557,176
Depreciation expense	793,844	1,317,119	$ 1,430,997
Long-term bank loans
Property, Plant and Equipment [Line Items]
Property pledged as collateral	826,419
Short-term bank loans related party
Property, Plant and Equipment [Line Items]
Property pledged as collateral	3,620,644	1,803,192
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	3,853,080	4,117,383
Less: Accumulated depreciation	(2,396,424)	(2,314,191)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,881,331	14,833,525
Less: Accumulated depreciation	(10,923,184)	(11,114,880)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	291,682	311,690
Less: Accumulated depreciation	(278,494)	(286,410)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	117,507	118,641
Less: Accumulated depreciation	(98,435)	(108,582)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	$ 323,040	$ 329,926	$ 66,536